Form N-1A Supplement	Apr. 27, 2026
RAREVIEW TAX ADVANTAGED INCOME ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated April 27, 2026 to the Prospectus and Summary Prospectus dated February 1, 2026

Effective May 1, 2026, the fee table on page 16 of the Prospectus and page 1 of the Summary Prospectus is replaced with the following: